Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2024
Cash Flow Information [Abstract]
Schedule of Net Changes In Working Capital Items

Net changes in working capital items:

	For the year ended December 31, 2024	For the year ended December 31, 2023
	$	$
Receivables and prepaid expenses	(1,128,861)	(1,003,980)
Accounts payables and accrued liabilities	(144,665)	1,156,444
	(1,273,526)	152,464